Combined Prospectus - Combined Prospectus: 1	May 08, 2026 shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 pershare
Amount of Securities Previously Registered	9,109,486
Form Type	S-1
File Number	333-291949
Initial Effective Date	Dec. 12, 2025
Combined Prospectus Note	Up to 151,721 shares of the Registrant's Common Stock, par value $0.001 per share issuable upon the exercise of warrants to purchase one share of Common Stock issued to the Selling Stockholders on or about September 11, 2025, September 17, 2025, September 30, 2025, October 1, 2025, and October 2, 2025 are included in this combined prospectus. Such warrants contain full-ratchet anti-dilution adjustment provisions. When originally issued, such warrants were exercisable for 1,650,405 shares of the Registrant's Common Stock at exercise prices of either $0.73 per share or $0.74 per share (as applicable), which were registered on the Registrant's Registration Statement on Form S-1 (File No. 333-291949), which was declared effective on December 12, 2025 (the "December 2025 S-1"). As a result of subsequent issuances of securities by the Registrant, such warrants will be adjusted in accordance with their provisions (provided that the Company receives approval from the Company's stockholders in accordance with Nasdaq Listing Rule 5635) with the result that such warrants will become exercisable for an additional 151,721 shares of Common Stock (for a current aggregate total of 1,802,126 shares) and will have an exercise price of $0.6708 per share. The prospectus, which forms a part of this new Registration Statement, also constitutes Post-Effective Amendment No. 1 to the December 2025 S-1. Accordingly, this Registration Statement contains a combined prospectus pursuant to Rule 429 under the Securities Act and relates to the resale from time to time by the Selling Stockholders of, among other securities, the additional 151,721 shares of Common Stock issuable upon the exercise of such warrants.